Statements of Operations (Selling, general and administrative expenses) (Details) - USD ($) $ in Thousands		3 Months Ended		6 Months Ended		12 Months Ended
		Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Income Statement Related Disclosures [Abstract]
Selling	[1]	$ 9,879	$ 4,807	$ 16,635	$ 9,551	$ 22,969
General and administrative		2,309	1,972	4,653	3,787	8,063
Total selling, general and administrative expenses		12,188	6,779	21,288	13,338	31,032
Shipping and handling costs		$ 378	$ 672	$ 840	$ 1,137	$ 2,356

[1]	Including shipping and handling costs